BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	12 Months Ended
	Aug. 31, 2020 CAD_USD Rand_USD	Aug. 31, 2019 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Year-end rate | Rand_USD	16.8916	15.2099
Year average rate | Rand_USD	16.0676	14.3314
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Year-end rate | CAD_USD	1.3042	1.3295
Year average rate | CAD_USD	1.3458	1.3255